As filed with the Securities and Exchange Commission on October 1, 2007

Registration No. 33-57908

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC File No. 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 180	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY*

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 1, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________________, pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Choice Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-07-000473, as filed on April 19, 2007, as supplemented on June 21, 2007, Accession No. 0000892569-07-000829, and incorporated by reference herein.)

Supplement dated October 1, 2007 to Prospectus Dated May 1, 2007 for
Pacific Select Accumulator, Pacific Select Exec, Pacific Select Exec II, Pacific Select Exec III, Pacific
Select Choice, Pacific Select Performer 500, M’s Versatile Product and M’s Versatile Product VI
Flexible Premium Variable Life Insurance Policies, and M’s Versatile Product-Survivorship, Pacific
Select Estate Preserver, Pacific Select Estate Preserver II, Pacific Select Estate Preserver III, Pacific
Select Estate Preserver IV and Pacific Select Estate Preserver V Last Survivor Flexible Premium
Life Insurance Policies, and Pacific Select Estate Maximizer Modified Single Premium Life
Insurance Policy (each a ‘‘Policy’’) issued by Pacific Life Insurance Company
Terms used in this supplement are defined in your Policy prospectus or in the prospectuses for the Funds underlying the available Investment Options. You should read the Funds’ prospectuses carefully before choosing Investment Options.
Effective October 1, 2007, six additional Variable Investment Options are offered under your Policy:
Fidelity® Variable Insurance Product Funds:
Fidelity VIP Freedom Income Class 2
Fidelity VIP Freedom 2010 Class 2
Fidelity VIP Freedom 2015 Class 2
Fidelity VIP Freedom 2020 Class 2
Fidelity VIP Freedom 2025 Class 2
Fidelity VIP Freedom 2030 Class 2
The following is added to the chart under Your Investment Options: Variable Investment Options:

FIDELITY VARIABLE
INSURANCE PRODUCTS		THE PORTFOLIO’S
FUNDS PORTFOLIOS	INVESTMENT GOAL	MAIN INVESTMENTS	PORTFOLIO MANAGER
Fidelity VIP Freedom Income	High total return. (Principal preservation is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers®, Inc.

Fidelity VIP Freedom 2010	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers, Inc.

Fidelity VIP Freedom 2015	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term.	Strategic Advisers, Inc.

Fidelity VIP Freedom 2020	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers, Inc.

Fidelity VIP Freedom 2025	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers, Inc.

Fidelity VIP Freedom 2030	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers, Inc.
15-28291-00

PACIFIC SELECT CHOICE

PART C. OTHER INFORMATION

Item 27. Exhibits

1.	(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993[1]

		(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[2]

	(2)		Inapplicable

	(3)	(a)	Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network[1]

		(b)	Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers[1]

		(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.[11]

	(4)	(a)	Flexible Premium Variable Life Insurance Policy[1]

		(b)	Waiver of Charges Rider[1]

		(c)	Accidental Death Rider[1]

		(d)	Guaranteed Insurability Rider[1]

		(e)	Added Protection Benefit Rider[1]

		(f)	Annual Renewal and Convertible Term Rider[1]

		(g)	Exchange of Insured Rider[1]

		(h)	Children’s Term Rider[1]

		(i)	Accelerated Living Benefit Rider[1]

		(j)	Aviation Rider[1]

		(k)	Endorsement Amending Suicide Exclusion Provision[1]

		(l)	Disability Benefit Rider[1]

		(m)	Estate tax repeal rider[4]

(5)	Applications for Flexible Premium Variable Life Insurance Policy and General Questionnaire[4]

(6)	(a)	Articles of Incorporation of Pacific Life Insurance Company[2]

(b)	Bylaws of Pacific Life Insurance Company[2]

(c)	Restated Articles of Incorporation of Pacific Life Insurance Company[12]

(d)	Pacific Life Insurance Company Bylaws as Amended Effective September 1, 2005[12]

(7)	Form of Reinsurance Contract[7]

(8)	(a)	Participation Agreement between Pacific Mutual Life Insurance Company and Pacific Select Fund[3]

(b)	M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company[3]

(c)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 8/14/00[4]

(d)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 12/22/00[4]

(e)	Addendum to Participation Agreement with M Fund Inc. dated 8/7/00[4]

(f)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02[6]

(g)	Addendum to Participation Agreement with M Fund Inc. dated 12/11/01[5]

(h)	Addendum to Participation Agreement with M Fund Inc. dated 1/2/02[6]

(i)	M Fund Inc. Participation Agreement with the Pacific Life Insurance Company[8]

(j)	Addenda to M Fund, Inc. Participation Agreement dated 9/22/03 and 1/15/04[9]

(k)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III[10]

(l)	Service Contract with Fidelity Distributors Corporation[10]

(m)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[11]

(n)	Administrative Services Agreement with FAM Distributors, Inc.[10]

(o)	Participation Agreement with T. Rowe Price Equity Series, Inc.[11]

(p)	Administrative Services Agreement with T. Rowe Price Associates, Inc.[11]

(q)	Participation Agreement with Van Eck Worldwide Insurance Trust[11]

(r)	Service Agreement with Van Eck Securities Corporation[10]

(s)	Participation Agreement between Pacific Life, PSD, American Funds Series, American Funds Distributor and Capital Research And Management Company[11]

(t)	Participation Agreement with Janus Aspen Series[15]

(u)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC[16]

(v)	Administrative Services Agreement with Janus Distributors LLC[17]

(w)	Participation Agreement with Lazard Retirement Series, Inc.[18]

(x)	Service Agreement with Lazard Asset Management Securities LLC[19]

(y)	Participation Agreement with Legg Mason Partners III[20]

(z)	Service Agreement with Legg Mason Investor Services, LLC[21]

(aa)	Participation Agreement with MFS Variable Insurance Trust[22]

(bb)	Service Agreement with Massachusetts Financial Services Company[23]

(cc)	Participation Agreement with Premier VIT[24]

(dd)	Service Agreement with OpCap Advisors LLC[25]

(ee)	Participation Agreement with XTF Advisors Trust[26]

(ff)	Service Agreement with XTF Advisors L.P.[27]

(gg)	Addenda to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company[14]

(hh)	Form of Amendment to Participation Agreement[28]
(ii)	Form of Amendment to Service Agreement[29]
(jj)	Form of Amendments to Service Contract[30]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a) Consent of Independent Registered Public Accounting Firm[31]

(b) Consent of Independent Auditors[31]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)	Power of Attorney[13]

[1]	Filed as part of Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.

[2]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-57908, Accession Number 0001017062-98-000896.

[3]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-57908, Accession Number 0001017062-00-000594.

[4]	Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-57908, Accession Number 0001017062-01-500061.

[5]	Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 33-57908, Accession Number 0001017062-01-500970.

[6]	Filed as part of Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 33-57908, Accession Number 0001017062-02-000851.

[7]	Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on February 12, 2003, File No. 33-57908, Accession No. 0001017062-03-000210.

[8]	Filed as part of Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 filed via EDGAR on April 28, 2003, File No. 33-57908, Accession Number 0001017062-03-000952.

[9]	Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 filed via EDGAR on April 26, 2004, File No. 33-57908, Accession Number 0000892569-04-000525.

[10]	Filed as part of Post-Effective Amendment No. 26 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 33-57908, Accession Number 0000892569-05-000045.

[11]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 33-21754, Accession Number 0000892569-05-000254.

[12]	Filed as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-6 filed via EDGAR on December 6, 2005, File No. 33-57908, Accession Number 0000892569-05-001155.

[13]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 filed via EDGAR on February 14, 2007, File No. 333-118913, Accession Number 0000892569-07-000110.

[14]	Filed as Exhibit 8(j) of Post Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on February 28, 2007, File No. 333-138906, Accession Number 0000892569-01-000175.

[15]	Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[16]	Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[17]	Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[18]	Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[19]	Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[20]	Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[21]	Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[22]	Filed as Exhibit 8(r) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[23]	Filed as Exhibit 8(s) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[24]	Filed as Exhibit 8(t) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[25]	Filed as Exhibit 8(u) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[26]	Filed as Exhibit 8(v) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[27]	Filed as Exhibit 8(w) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[28]	Filed as Exhibit 8(y) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219.

[29]	Filed as Exhibit 8(z) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219.

[30]	Filed as Exhibit 8(aa) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219.

[31]	Filed as part of Post-Effective Amendment No. 32 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2007, File No. 33-57908, Accession No. 0000892569-07-000473.

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Director, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President, Controller and Chief Accounting Officer
Brian D. Klemens	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) or Pacific Select Exec Separate Account.
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).
PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	California
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select Group, LLC	Delaware	100
Associated Financial Group, Inc.	California	100
Associated Planners Investment Advisory, Inc.	California	100
Associated Securities Corp.	California	100
M.L. Stern & Co., LLC	Delaware	100
Tower Asset Management, LLC	Delaware	100
Mutual Service Corporation#	Michigan	100
Contemporary Financial Solutions, Inc.	Delaware	100
United Planners’ Group, Inc.	Arizona	100
United Planners’ Financial Services of America (1)	Arizona	See (1) below
UPFSA Insurance Agency of Arizona, Inc.	Arizona	100
Waterstone Financial Group, Inc.	Illinois	100
Sorrento Pacific Financial, LLC	California	15
Pacific Asset Management LLC	Delaware	100
Carson-Pacific LLC	Delaware	40
Pacific Financial Products Inc.	Delaware	100
Allianz Global Investors of America, L.P. (2)	Delaware	See (2) below
Pacific TriGuard Partners LLC	Delaware	100
Newport TriGuard Fund II LLC	Delaware	100
Montauk TriGuard Partners III LP#	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
The Oaks Golf Club, LLC	Delaware	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	90
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
Kierland One, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Asset Management Finance Corporation	Delaware	43
AMF-ACM Finance LLC	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.	Delaware	100
Pacific Select LLC	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 40 LLC	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland, Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition Sweden AB	Sweden	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II, Limited	Ireland	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aviation Services (Bermuda) Limited	Bermuda	100
Boullioun Aviation Services (Netherlands) BV	Netherlands	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
29141 Statutory Trust	Connecticut	100
ACG Acquisition 30288 LLC	Delaware	100
ACG Acquisition 30743 LLC	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
Northern Aircraft Leasing AS	Norway	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Acquisition Ireland IV Limited	Ireland	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100

(1)	United Planners Group is the general partner and holds an approximately 45% general partnership interest.

(2)	Pacific Financial Products, Inc. own the Class E units.

#	Abbreviated structure

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

     PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account of Pacific Life, Pacific Select Variable Annuity Separate Account of Pacific Life, Pacific Corinthian Variable Separate Account of Pacific Life, Separate Account A of Pacific Life, Separate Account B of Pacific Life, Pacific Select Exec Separate Account of PL&A, Separate Account A of PL&A and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Adrian S. Griggs	Director, VP, Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP, Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Brian D. Klemens	VP, Treasurer
M. Kathleen McWard	VP
Audrey L. Milfs	VP, Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance

     The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(3)
	(2)	Compensation on
(1)	Net Underwriting	Events Occasioning	(4)	(5)
Name of	Discounts and	the Deduction of a	Brokerage	Other
Principal Underwriter	Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

     REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 1st day of October, 2007.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

BY:

James T. Morris*
President and Chief Executive Officer

*BY:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 of Pacific Select Exec Separate Account, filed on February 14, 2007, File No. 333-118913, Accession No. 0000892569-07-000110, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 1st day of October, 2007.

PACIFIC LIFE INSURANCE COMPANY
(Registrant)

BY:

James T. Morris*
President and Chief Executive Officer

*BY:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 of Pacific Select Exec Separate Account, filed on February 14, 2007, File No. 333-118913, Accession No. 0000892569-07-000110, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, President and Chief Executive Officer	, 2007

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2007

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2007

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2007

Michael A. Bell*	Executive Vice President	, 2007

Edward R. Byrd*	Senior Vice President, Controller and Chief Accounting Officer	, 2007

Brian D. Klemens*	Vice President and Treasurer	, 2007

*BY:	/s/ DAVID R. CARMICHAEL	October 1, 2007

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 of Pacific Select Exec Separate Account, filed on February 14, 2007, File No. 333-118913, Accession No. 0000892569-07-000110, and incorporated by reference herein.)